Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income / (loss)	$ 190,568	$ (15,244)